Form NSAR - U
	Separate Account A

	Form N-SAR

	Semi-Annual Report

	FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         /  /
             or fiscal year ending:       12/31/2011

Is this a transition report? (Y/N)   ___N___

Is this an amendment to a previous filing? (Y/N)  __N__

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:  AMERICAN FIDELITY SEPARATE ACCOUNT A
	B. File Number:      811-1764
	C. Telephone Number: 405-523-2000

2.	A. Street:  2000 North Classen Boulevard
	B. City:  Oklahoma City
	C. State:  OK      D. Zip Code:  73106  Zip Ext:  6092
	E. Foreign Country:____________  Foreign Postal Code: __________

3.	Is this the first filing on this form by Registrant? (Y/N) __N__

4.	Is this the last filing on this form by Registrant? (Y/N)  __N__

5.	Is Registrant a small business investment company (SBIC)?(Y/N) _N_

6.	Is Registrant a unit investment trust (UIT)? (Y/N)         __Y___


	UNIT INVESTMENT TRUSTS

111.	A. [/] Depositor Name:  American Fidelity Assurance Company
	B. [/] File Number (If any): __________________
	C. [/] City: Oklahoma City  State: OK   Zip Code: 73106  Zip Ext: 6092
	   [/] Foreign Country: ______________  Foreign Postal Code:_________

112.	A. [/] Sponsor Name:   ___None___

113.	A. [/] Trustee Name:  ____None___

114.	A. [/] Principal Underwriter Name: American Fidelity Securities, Inc.
	B. [/] File Number: 8-15123
	C. [/] City: Oklahoma City  State: OK  Zip Code: 73106 Zip Ext.: 6092

115.	A. [/] Independent Public Accountant Name:  KPMG LLP
	B. [/] City: Oklahoma City  State: OK Zip Code: 73102  Zip Ext.: 5671

116.	Family of investment companies information:

	A. [/] Is Registrant part of a family of invesment companies? (Y/N)_N_
	B. [/] Identify the family in 10 letters __ __ __ __ __ __ __ __ __ __

117.	A. [/] Is Registrant a separate account of an insurance company?(Y/N) _Y_
	       If answer is ""Y"" (Yes), are there any of the following types of contracts funded by the Registrant?:

	B. [/] Variable annuity contracts? (Y/N)                           __Y__

	C. [/] Scheduled premium variable life contracts? (Y/N)            __N__

	D. [/] Flexible premium variable life contracts? (Y/N)             __N__

	E. [/] Other types of insurance products registered under the
	       Securities Act of 1933? (Y/N)                               __N__

118.	[/] State the number of series existing at the end of the period
	    that had securities registered under the Securities Act of 1933__1__

119.	[/] State the number of new series for which registration statements
	    under the Securities Act of 1933 became effective during the
	    period                                                         __0__

120.	[/] State the total value of the portfolio securities on the date
	    of deposit for the new series included in item 119
	    ($000's omitted)                                             $ __0__

121.	[/] State the number of series for which a current prospectus was
	    in existence at the end of the period                          __1__

122.	[/] State the number of existing series for which additional units
	    were registered under the Securities Act of 1933 during the
	    current period                                                __0___

123.	[/] State the total value of the additional units considered in
	    answering item 122 ($000's omitted)  			  $__0__

124.	[/] State the total value of units of prior series that were placed
	    in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
	    placed in the subsequent series) ($000's omitted)             $__0__

125.	[/] State the total dollar amount of sales loads collected (before
	    reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
	    ($000's omitted)                                             $126

126.	Of the amount shown in item 125, state the total dollar amount of
	sales loads collected from secondary market operations in
	Registrant's units (include the sales loads, if any, collected on
	units of prior series placed in the portfolio of a subsequent
	series.) ($000's omitted)     					  $__0__

127.	List opposite the appropriate description below the number of
	series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of
	the current period of each such group of series and the	total
	income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

					Number of	Total Assets	Total Income
					Series		($000's		Distributions
					Investing	omitted)	($000's omitted)

	A. U.S. Treasury Direct Issue	   _		   _			_
	B. U. S. Government agency	   _		   _		    	_
	C. State and municipal tax-free	   _		   _		    	_
	D. Public utility debt		   _		   _			_
	E. Brokers or dealers debt or debt
	   of brokers' or dealers' parent. _		   _			_
	F. All other corporate intermed. &
	   long-term debt		   _		   _			_
	G. All other corporate short-term
	   debt				   _		   _			_
	H. Equity securities of brokers or
	   dealers or parents of brokers
	   or dealers			   _		   _			_
	I. Investment company equity
	   securities			   _		   _		 	_
	J. All other equity securities	   1   		135,336   	      1,379
	K. Other securities		   _		   _			_
	L. Total assets of all series of
 		regisistrant		   1   		135,336   	      1,379

128.	[/] Is the timely payment of principal and interest of any of the portfolio
	securities held by any of Registrant's series at the end of the current period
	insured or guaranteed by an entity other than the issuer? (Y/N)       __N__

	(If answer is ""N"" (No), go to item 131)

131.	Total expenses incurred by all series of Registrant during the current
	reporting period ($000's omitted) 				      $1,376